Financial Instrument Risk Management - Right of Offset and Collateral (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Derivative liabilities
Disclosure of offsetting of financial liabilities [abstract]
Gross financial liabilities presented in the Consolidated Statements of Financial Position	$ (1,392,000,000)	$ (1,744,000,000)
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	828,000,000	883,000,000
Financial collateral pledged	550,000,000	736,000,000
Net financial liabilities	(14,000,000)	(125,000,000)
Financial assets pledged as collateral	1,616,000,000	1,830,000,000
Repurchase agreements
Disclosure of offsetting of financial liabilities [abstract]
Gross financial liabilities presented in the Consolidated Statements of Financial Position	(2,324,000,000)	(2,208,000,000)
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	0	4,000,000
Financial collateral pledged	2,324,000,000	2,204,000,000
Net financial liabilities	0	0
Financial assets pledged as collateral	2,324,000,000	2,208,000,000
Cash collateral on securities lent
Disclosure of offsetting of financial liabilities [abstract]
Gross financial liabilities presented in the Consolidated Statements of Financial Position	(51,000,000)	(306,000,000)
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	0	0
Financial collateral pledged	48,000,000	301,000,000
Net financial liabilities	(3,000,000)	(5,000,000)
Obligations for securities borrowing
Disclosure of offsetting of financial liabilities [abstract]
Gross financial liabilities presented in the Consolidated Statements of Financial Position	(51,000,000)	0
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	0	0
Financial collateral pledged	51,000,000	0
Net financial liabilities	0	0
Derivative assets
Disclosure of offsetting of financial assets [line items]
Gross financial assets presented in the Consolidated Statements of Financial Position	1,583,000,000	2,160,000,000
Financial instruments subject to master netting or similar agreements	(828,000,000)	(883,000,000)
Financial collateral received	(558,000,000)	(1,139,000,000)
Net financial assets	197,000,000	138,000,000
Disclosure of offsetting of financial liabilities [abstract]
Financial assets received as collateral	678,000,000	1,275,000,000
Reverse repurchase agreements
Disclosure of offsetting of financial assets [line items]
Gross financial assets presented in the Consolidated Statements of Financial Position	0	4,000,000
Financial instruments subject to master netting or similar agreements	0	(4,000,000)
Financial collateral received	0	0
Net financial assets	0	0
Disclosure of offsetting of financial liabilities [abstract]
Financial assets received as collateral	0	4,000,000
Financial assets
Disclosure of offsetting of financial assets [line items]
Gross financial assets presented in the Consolidated Statements of Financial Position	1,583,000,000	2,164,000,000
Financial instruments subject to master netting or similar agreements	(828,000,000)	(887,000,000)
Financial collateral received	(558,000,000)	(1,139,000,000)
Net financial assets	197,000,000	138,000,000
Financial liabilities
Disclosure of offsetting of financial liabilities [abstract]
Gross financial liabilities presented in the Consolidated Statements of Financial Position	(3,818,000,000)	(4,258,000,000)
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	828,000,000	887,000,000
Financial collateral pledged	2,973,000,000	3,241,000,000
Net financial liabilities	$ (17,000,000)	$ (130,000,000)